Document and Entity Information	Oct. 31, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	CROWN HOLDINGS INC
Entity Address, State or Province	PA
Amendment Flag	false
Entity Central Index Key	0001219601
Document Type	8-K
Document Period End Date	Oct. 31, 2019
Entity Incorporation State Country Code	PA
Entity File Number	0-50189
Entity Tax Identification Number	75-3099507
Entity Address, Address Line One	770 Township Line Road
Entity Address, City or Town	Yardley
Entity Address, Postal Zip Code	19067
City Area Code	215
Local Phone Number	698-5100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock $5.00 Par Value
Trading Symbol	CCK
Security Exchange Name	NYSE
Seven And 38 Debentures Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7 3/8% Debentures Due 2026
Trading Symbol	CCK26
Security Exchange Name	NYSE
Seven And 12 Debentures Due 2096 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7 1/2% Debentures Due 2096
Trading Symbol	CCK96
Security Exchange Name	NYSE